Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2020
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Conservative Allocation Fund
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income with a secondary emphasis on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 47 and 48 of the Prospectus and “Additional Purchase and Redemption Information” on page 85 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 69 for further information.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 197% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	197.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (“Underlying Funds”) to pursue its investment objective. We seek to achieve the Fund’s investment objective by allocating up to 30% of its assets to stock funds, up to 85% of its assets to bond funds and up to 20% of its assets to alternative investment funds. The Fund’s broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.The Fund’s “neutral” target allocation is as follows:20% of the Fund’s total assets in stock funds;75% of the Fund’s total assets in bond funds; and5% of the Fund’s total assets in alternative investment funds.We may adjust the Fund’s target allocation throughout the year.The Fund is a diversified portfolio of bond, stock and alternative investment strategy funds, with an emphasis on bonds. Bond holdings may be diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment grade bonds, inflation-protected bonds, and foreign issues. Stock holdings may be diversified across a wide range of stock fund styles including large company, small company and international. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, precious metals and other non-traditional investments, or following merger arbitrage, managed futures, global multi-asset, long-short, market neutral, or other tactical investment strategies. An Underlying Fund that is considered an “alternative investment fund” may hold equity and/or fixed income securities as part of its underlying portfolio holdings. We consider the Underlying Fund’s overall strategy in determining whether it is an “alternative investment fund” for purposes of making investments consistent with the Fund’s target allocation.We employ both quantitative analysis and qualitative judgments in making tactical allocations among asset classes. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market technicals. Changes to effective allocations in the Fund may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.The Fund will incorporate a futures overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund’s risk/return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. Dependent upon market conditions, the TAA Overlay may increase or decrease exposures to a given asset class.2. The Volatility Management Overlay (VMO) seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.Portfolio Asset AllocationThe following table provides the Fund’s neutral allocation and target ranges.Asset ClassNeutral AllocationRange1Stock Funds20%10% to 30%Bond Funds75%65% to 85%Alternative Investment Funds5%5% to 20%Tactical Asset Allocation Overlay0%-10% to 10%Volatility Management Overlay0%-5% to 5%Put Replication Overlay0%-60% to 0%	[1]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2019 (returns reflect applicable sales charges)1,2	[2],[3]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.
WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Equity Fund
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation with no emphasis on income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 47 and 48 of the Prospectus and “Additional Purchase and Redemption Information” on page 85 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 69 for further information.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (“Underlying Funds”) to pursue its investment objective. We seek to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets in equity securities (through investment in Underlying Funds). The Fund is a diversified equity investment that consists of Underlying Funds that employ different and complementary investment styles to provide potential for growth. These equity styles include large company, small company, and international. Additionally, we may invest up to 20% of the Fund’s net assets in bond or alternative-style asset classes (through investment in Underlying Funds).Depending on market conditions, some equity asset classes will perform better than others. The Fund’s broad diversification across equity styles and the use of tactical allocation between equity styles may help to reduce the overall impact of poor performance in any one equity asset class.We employ both quantitative analysis and qualitative judgments in making tactical allocations among various Underlying Funds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market technicals. Changes to effective allocations in the Fund may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.The Fund will incorporate a futures overlay strategy that contains two specific risk management components: 1.) Volatility Management Overlay (VMO) and 2.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.1. The Volatility Management Overlay (VMO) seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.2. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.Portfolio Asset AllocationThe following table provides the Fund’s neutral allocation and target ranges.Asset ClassNeutral AllocationRange1US Large Cap Sock Funds60%50% to 70%US Small Cap Stock Funds10%0% to 20%International Stock Funds30%20% to 40%Alternative/Bond Funds0%0% to 20%Volatility Management Overlay0%-5% to 5%Put Replication Overlay0%-60% to 0%	[4]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2019 (returns reflect applicable sales charges)1,2	[5],[6]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.
WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Growth Allocation Fund
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation with a secondary emphasis on current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 47 and 48 of the Prospectus and “Additional Purchase and Redemption Information” on page 85 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 69 for further information.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (“Underlying Funds”) to pursue its investment objective. We seek to achieve the Fund’s investment objective by allocating up to 90% of its assets to stock funds, up to 25% of its assets to bond funds and up to 20% of its assets to alternative investment funds. The Fund’s broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.The Fund’s “neutral” target allocation is as follows:80% of the Fund’s total assets in stock funds;15% of the Fund’s total assets in bond funds; and5% of the Fund’s total assets in alternative investment funds.We may adjust the Fund’s target allocation throughout the year.The Fund is a diversified portfolio of stock, bond, and alternative investment strategy funds, with an emphasis on stocks. Stock holdings are diversified across a wide range of stock fund styles, including large company, small company and international. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment- grade bonds, inflation-protected bonds, and foreign issues. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in or having exposure to commodities, real estate, foreign currency, natural resources, precious metals and other non-traditional investments, or following managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. An Underlying Fund that is considered an “alternative investment fund” may hold equity and/or fixed income securities as part of its underlying portfolio holdings. We consider the Underlying Fund’s overall strategy in determining whether it is an “alternative investment fund” for purposes of making investments consistent with the Fund’s target allocation.We employ both quantitative analysis and qualitative judgments in making tactical allocations among asset classes. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market technicals. Changes to effective allocations in the Fund may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.The Fund will incorporate a futures overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund’s risk/return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. Dependent upon market conditions, the TAA Overlay may increase or decrease exposures to a given asset class.2. The Volatility Management Overlay (VMO) seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.Portfolio Asset AllocationThe following table provides the Fund’s neutral allocation and target ranges.Asset ClassNeutral AllocationRange1Stock Funds80%70% to 90%Bond Funds15%5% to 25%Alternative Investment Funds5%5% to 20%Tactical Asset Allocation Overlay0%-10% to 10%Volatility Management Overlay0%-5% to 5%Put Replication Overlay0%-60% to 0%	[8]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2019 (returns reflect applicable sales charges)1,2	[9],[10]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.
WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Growth Balanced Fund
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a combination of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 47 and 48 of the Prospectus and “Additional Purchase and Redemption Information” on page 85 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 69 for further information.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (“Underlying Funds”) to pursue its investment objective. We seek to achieve the Fund’s investment objective by allocating up to 70% of its assets to stock funds, up to 45% of its assets to bond funds and up to 20% of its assets to alternative investment funds. The Fund’s broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.The Fund’s “neutral” target allocation is as follows:60% of the Fund’s total assets in stock funds;35% of the Fund’s total assets in bond funds; and5% of the Fund’s total assets in alternative investment funds.We may adjust the Fund’s target allocation throughout the year.The Fund is a diversified portfolio of stock, bond, alternative investment strategy funds, with an emphasis on stocks. Stock holdings are diversified across a wide range of stock fund styles, including large company, small company and international. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds, inflation-protected bonds, and foreign issues. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in or having exposure to commodities, real estate, foreign currency, natural resources, precious metals and other non-traditional investments, or following managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. An Underlying Fund that is considered an “alternative investment fund” may hold equity and/or fixed income securities as part of its underlying portfolio holdings. We consider the Underlying Fund’s overall strategy in determining whether it is an “alternative investment fund” for purposes of making investments consistent with the Fund’s target allocation.We employ both quantitative analysis and qualitative judgments in making tactical allocations among asset classes. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market technicals. Changes to effective allocations in the Fund may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.The Fund will incorporate a futures overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund’s risk/return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. Dependent upon market conditions, the TAA Overlay may increase or decrease exposures to a given asset class.2. The Volatility Management Overlay (VMO) seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.Portfolio Asset AllocationThe following table provides the Fund’s neutral allocation and target ranges.Asset ClassNeutral AllocationRange1Stock Funds60%50% to 70%Bond Funds35%25% to 45%Alternative Investment Funds5%5% to 20%Tactical Asset Allocation Overlay0%-10% to 10%Volatility Management Overlay0%-5% to 5%Put Replication Overlay0%-60% to 0%	[11]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2019 (returns reflect applicable sales charges)1,2	[12],[13]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.
WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Moderate Balanced Fund
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 47 and 48 of the Prospectus and “Additional Purchase and Redemption Information” on page 85 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 69 for further information.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 155% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	155.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (“Underlying Funds”) to pursue its investment objective. We seek to achieve the Fund’s investment objective by allocating up to 50% of its assets to stock funds, up to 65% of its assets to bond funds and up to 20% of its assets to alternative investment funds. The Fund’s broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.The Fund’s “neutral” target allocation is as follows:40% of the Fund’s total assets in stock funds;55% of the Fund’s total assets in bond funds; and5% of the Fund’s total assets in alternative investment funds.We may adjust the Fund’s target allocation throughout the year.The Fund is a diversified portfolio of bond, stock and alternative investment strategy funds, with an emphasis on bonds. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds, inflation-protected bonds, and foreign issues. Stock holdings are diversified across a wide range of stock fund styles, including large company, small company and international. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in or having exposure to commodities, real estate, foreign currency, natural resources, precious metals and other non-traditional investments, or following managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. An Underlying Fund that is considered an “alternative investment fund” may hold equity and/or fixed income securities as part of its underlying portfolio holdings. We consider the Underlying Fund’s overall strategy in determining whether it is an “alternative investment fund” for purposes of making investments consistent with the Fund’s target allocation.We employ both quantitative analysis and qualitative judgments in making tactical allocations among asset classes. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market technicals. Changes to effective allocations in the Fund may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.The Fund will incorporate a futures overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund’s risk/return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. Dependent upon market conditions, the TAA Overlay may increase or decrease exposures to a given asset class.2. The Volatility Management Overlay (VMO) seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.Portfolio Asset AllocationThe following table provides the Fund’s neutral allocation and target ranges.Asset ClassNeutral AllocationRange1Stock Funds40%30% to 50%Bond Funds55%45% to 65%Alternative Investment Funds5%5% to 20%Tactical Asset Allocation Overlay0%-10% to 10%Volatility Management Overlay0%-5% to 5%Put Replication Overlay0%-60% to 0%	[14]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2019 (returns reflect applicable sales charges)1,2	[15],[16]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.
WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Conservative Allocation Fund
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income with a secondary emphasis on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 197% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	197.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (“Underlying Funds”) to pursue its investment objective. We seek to achieve the Fund’s investment objective by allocating up to 30% of its assets to stock funds, up to 85% of its assets to bond funds and up to 20% of its assets to alternative investment funds. The Fund’s broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.The Fund’s “neutral” target allocation is as follows:20% of the Fund’s total assets in stock funds;75% of the Fund’s total assets in bond funds; and5% of the Fund’s total assets in alternative investment funds.We may adjust the Fund’s target allocation throughout the year.The Fund is a diversified portfolio of bond, stock and alternative investment strategy funds, with an emphasis on bonds. Bond holdings may be diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment grade bonds, inflation-protected bonds, and foreign issues. Stock holdings may be diversified across a wide range of stock fund styles including large company, small company and international. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, precious metals and other non-traditional investments, or following merger arbitrage, managed futures, global multi-asset, long-short, market neutral, or other tactical investment strategies. An Underlying Fund that is considered an “alternative investment fund” may hold equity and/or fixed income securities as part of its underlying portfolio holdings. We consider the Underlying Fund’s overall strategy in determining whether it is an “alternative investment fund” for purposes of making investments consistent with the Fund’s target allocation.We employ both quantitative analysis and qualitative judgments in making tactical allocations among asset classes. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market technicals. Changes to effective allocations in the Fund may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.The Fund will incorporate a futures overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund’s risk/return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. Dependent upon market conditions, the TAA Overlay may increase or decrease exposures to a given asset class.2. The Volatility Management Overlay (VMO) seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.Portfolio Asset AllocationThe following table provides the Fund’s neutral allocation and target ranges.Asset ClassNeutral AllocationRange1Stock Funds20%10% to 30%Bond Funds75%65% to 85%Alternative Investment Funds5%5% to 20%Tactical Asset Allocation Overlay0%-10% to 10%Volatility Management Overlay0%-5% to 5%Put Replication Overlay0%-60% to 0%	[17]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/20191	[18]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Equity Fund
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation with no emphasis on income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (“Underlying Funds”) to pursue its investment objective. We seek to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets in equity securities (through investment in Underlying Funds). The Fund is a diversified equity investment that consists of Underlying Funds that employ different and complementary investment styles to provide potential for growth. These equity styles include large company, small company, and international. Additionally, we may invest up to 20% of the Fund’s net assets in bond or alternative-style asset classes (through investment in Underlying Funds).Depending on market conditions, some equity asset classes will perform better than others. The Fund’s broad diversification across equity styles and the use of tactical allocation between equity styles may help to reduce the overall impact of poor performance in any one equity asset class.We employ both quantitative analysis and qualitative judgments in making tactical allocations among various Underlying Funds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market technicals. Changes to effective allocations in the Fund may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.The Fund will incorporate a futures overlay strategy that contains two specific risk management components: 1.) Volatility Management Overlay (VMO) and 2.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.1. The Volatility Management Overlay (VMO) seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.2. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.Portfolio Asset AllocationThe following table provides the Fund’s neutral allocation and target ranges.Asset ClassNeutral AllocationRange1US Large Cap Sock Funds60%50% to 70%US Small Cap Stock Funds10%0% to 20%International Stock Funds30%20% to 40%Alternative/Bond Funds0%0% to 20%Volatility Management Overlay0%-5% to 5%Put Replication Overlay0%-60% to 0%	[19]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/20191	[20]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Growth Allocation Fund
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation with a secondary emphasis on current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (“Underlying Funds”) to pursue its investment objective. We seek to achieve the Fund’s investment objective by allocating up to 90% of its assets to stock funds, up to 25% of its assets to bond funds and up to 20% of its assets to alternative investment funds. The Fund’s broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.The Fund’s “neutral” target allocation is as follows:80% of the Fund’s total assets in stock funds;15% of the Fund’s total assets in bond funds; and5% of the Fund’s total assets in alternative investment funds.We may adjust the Fund’s target allocation throughout the year.The Fund is a diversified portfolio of stock, bond, and alternative investment strategy funds, with an emphasis on stocks. Stock holdings are diversified across a wide range of stock fund styles, including large company, small company and international. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment- grade bonds, inflation-protected bonds, and foreign issues. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in or having exposure to commodities, real estate, foreign currency, natural resources, precious metals and other non-traditional investments, or following managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. An Underlying Fund that is considered an “alternative investment fund” may hold equity and/or fixed income securities as part of its underlying portfolio holdings. We consider the Underlying Fund’s overall strategy in determining whether it is an “alternative investment fund” for purposes of making investments consistent with the Fund’s target allocation.We employ both quantitative analysis and qualitative judgments in making tactical allocations among asset classes. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market technicals. Changes to effective allocations in the Fund may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.The Fund will incorporate a futures overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund’s risk/return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. Dependent upon market conditions, the TAA Overlay may increase or decrease exposures to a given asset class.2. The Volatility Management Overlay (VMO) seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.Portfolio Asset AllocationThe following table provides the Fund’s neutral allocation and target ranges.Asset ClassNeutral AllocationRange1Stock Funds80%70% to 90%Bond Funds15%5% to 25%Alternative Investment Funds5%5% to 20%Tactical Asset Allocation Overlay0%-10% to 10%Volatility Management Overlay0%-5% to 5%Put Replication Overlay0%-60% to 0%	[21]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/20191	[22]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Growth Balanced Fund
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a combination of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (“Underlying Funds”) to pursue its investment objective. We seek to achieve the Fund’s investment objective by allocating up to 70% of its assets to stock funds, up to 45% of its assets to bond funds and up to 20% of its assets to alternative investment funds. The Fund’s broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.The Fund’s “neutral” target allocation is as follows:60% of the Fund’s total assets in stock funds;35% of the Fund’s total assets in bond funds; and5% of the Fund’s total assets in alternative investment funds.We may adjust the Fund’s target allocation throughout the year.The Fund is a diversified portfolio of stock, bond, alternative investment strategy funds, with an emphasis on stocks. Stock holdings are diversified across a wide range of stock fund styles, including large company, small company and international. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds, inflation-protected bonds, and foreign issues. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in or having exposure to commodities, real estate, foreign currency, natural resources, precious metals and other non-traditional investments, or following managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. An Underlying Fund that is considered an “alternative investment fund” may hold equity and/or fixed income securities as part of its underlying portfolio holdings. We consider the Underlying Fund’s overall strategy in determining whether it is an “alternative investment fund” for purposes of making investments consistent with the Fund’s target allocation.We employ both quantitative analysis and qualitative judgments in making tactical allocations among asset classes. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market technicals. Changes to effective allocations in the Fund may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.The Fund will incorporate a futures overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund’s risk/return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. Dependent upon market conditions, the TAA Overlay may increase or decrease exposures to a given asset class.2. The Volatility Management Overlay (VMO) seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.Portfolio Asset AllocationThe following table provides the Fund’s neutral allocation and target ranges.Asset ClassNeutral AllocationRange1Stock Funds60%50% to 70%Bond Funds35%25% to 45%Alternative Investment Funds5%5% to 20%Tactical Asset Allocation Overlay0%-10% to 10%Volatility Management Overlay0%-5% to 5%Put Replication Overlay0%-60% to 0%	[23]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/20191	[24]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Moderate Balanced Fund
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 155% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	155.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (“Underlying Funds”) to pursue its investment objective. We seek to achieve the Fund’s investment objective by allocating up to 50% of its assets to stock funds, up to 65% of its assets to bond funds and up to 20% of its assets to alternative investment funds. The Fund’s broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.The Fund’s “neutral” target allocation is as follows:40% of the Fund’s total assets in stock funds;55% of the Fund’s total assets in bond funds; and5% of the Fund’s total assets in alternative investment funds.We may adjust the Fund’s target allocation throughout the year.The Fund is a diversified portfolio of bond, stock and alternative investment strategy funds, with an emphasis on bonds. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds, inflation-protected bonds, and foreign issues. Stock holdings are diversified across a wide range of stock fund styles, including large company, small company and international. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in or having exposure to commodities, real estate, foreign currency, natural resources, precious metals and other non-traditional investments, or following managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. An Underlying Fund that is considered an “alternative investment fund” may hold equity and/or fixed income securities as part of its underlying portfolio holdings. We consider the Underlying Fund’s overall strategy in determining whether it is an “alternative investment fund” for purposes of making investments consistent with the Fund’s target allocation.We employ both quantitative analysis and qualitative judgments in making tactical allocations among asset classes. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market technicals. Changes to effective allocations in the Fund may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.The Fund will incorporate a futures overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund’s risk/return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. Dependent upon market conditions, the TAA Overlay may increase or decrease exposures to a given asset class.2. The Volatility Management Overlay (VMO) seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.Portfolio Asset AllocationThe following table provides the Fund’s neutral allocation and target ranges.Asset ClassNeutral AllocationRange1Stock Funds40%30% to 50%Bond Funds55%45% to 65%Alternative Investment Funds5%5% to 20%Tactical Asset Allocation Overlay0%-10% to 10%Volatility Management Overlay0%-5% to 5%Put Replication Overlay0%-60% to 0%	[25]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities (including precious metals), foreign currency, natural resources and other non-traditional investments, or following managed futures, event driven, global multi-asset, long-short, market neutral or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/20191	[26]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
WealthBuilder Growth Allocation Blended Index | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Growth Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	24.20%	[27]
5 Years	rr_AverageAnnualReturnYear05	8.36%	[27]
10 Years	rr_AverageAnnualReturnYear10	9.59%	[27]
WealthBuilder Growth Allocation Blended Index | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Growth Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	24.20%	[28]
5 Years	rr_AverageAnnualReturnYear05	8.36%	[28]
10 Years	rr_AverageAnnualReturnYear10	9.59%	[28]
Russell 3000® Index | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Conservative Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	31.02%
5 Years	rr_AverageAnnualReturnYear05	11.24%
10 Years	rr_AverageAnnualReturnYear10	13.42%
Russell 3000® Index | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Equity Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	31.02%
5 Years	rr_AverageAnnualReturnYear05	11.24%
10 Years	rr_AverageAnnualReturnYear10	13.42%
Russell 3000® Index | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Growth Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	31.02%
5 Years	rr_AverageAnnualReturnYear05	11.24%
10 Years	rr_AverageAnnualReturnYear10	13.42%
Russell 3000® Index | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Growth Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	31.02%
5 Years	rr_AverageAnnualReturnYear05	11.24%
10 Years	rr_AverageAnnualReturnYear10	13.42%
Russell 3000® Index | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Moderate Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	31.02%
5 Years	rr_AverageAnnualReturnYear05	11.24%
10 Years	rr_AverageAnnualReturnYear10	13.42%
Russell 3000® Index | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Conservative Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	31.02%
5 Years	rr_AverageAnnualReturnYear05	11.24%
10 Years	rr_AverageAnnualReturnYear10	13.42%
Russell 3000® Index | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Equity Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	31.02%
5 Years	rr_AverageAnnualReturnYear05	11.24%
10 Years	rr_AverageAnnualReturnYear10	13.42%
Russell 3000® Index | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Growth Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	31.02%
5 Years	rr_AverageAnnualReturnYear05	11.24%
10 Years	rr_AverageAnnualReturnYear10	13.42%
Russell 3000® Index | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Growth Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	31.02%
5 Years	rr_AverageAnnualReturnYear05	11.24%
10 Years	rr_AverageAnnualReturnYear10	13.42%
Russell 3000® Index | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Moderate Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	31.02%
5 Years	rr_AverageAnnualReturnYear05	11.24%
10 Years	rr_AverageAnnualReturnYear10	13.42%
WealthBuilder Equity Blended Index | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Equity Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	28.13%	[29]
5 Years	rr_AverageAnnualReturnYear05	9.55%	[29]
10 Years	rr_AverageAnnualReturnYear10	10.88%	[29]
WealthBuilder Equity Blended Index | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Equity Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	28.13%	[30]
5 Years	rr_AverageAnnualReturnYear05	9.55%	[30]
10 Years	rr_AverageAnnualReturnYear10	10.88%	[30]
MSCI ACWI ex-USA Index | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Conservative Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	21.51%
5 Years	rr_AverageAnnualReturnYear05	5.51%
10 Years	rr_AverageAnnualReturnYear10	4.97%
MSCI ACWI ex-USA Index | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Equity Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	21.51%
5 Years	rr_AverageAnnualReturnYear05	5.51%
10 Years	rr_AverageAnnualReturnYear10	4.97%
MSCI ACWI ex-USA Index | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Growth Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	21.51%
5 Years	rr_AverageAnnualReturnYear05	5.51%
10 Years	rr_AverageAnnualReturnYear10	4.97%
MSCI ACWI ex-USA Index | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Growth Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	21.51%
5 Years	rr_AverageAnnualReturnYear05	5.51%
10 Years	rr_AverageAnnualReturnYear10	4.97%
MSCI ACWI ex-USA Index | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Moderate Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	21.51%
5 Years	rr_AverageAnnualReturnYear05	5.51%
10 Years	rr_AverageAnnualReturnYear10	4.97%
MSCI ACWI ex-USA Index | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Conservative Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	21.51%
5 Years	rr_AverageAnnualReturnYear05	5.51%
10 Years	rr_AverageAnnualReturnYear10	4.97%
MSCI ACWI ex-USA Index | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Equity Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	21.51%
5 Years	rr_AverageAnnualReturnYear05	5.51%
10 Years	rr_AverageAnnualReturnYear10	4.97%
MSCI ACWI ex-USA Index | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Growth Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	21.51%
5 Years	rr_AverageAnnualReturnYear05	5.51%
10 Years	rr_AverageAnnualReturnYear10	4.97%
MSCI ACWI ex-USA Index | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Growth Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	21.51%
5 Years	rr_AverageAnnualReturnYear05	5.51%
10 Years	rr_AverageAnnualReturnYear10	4.97%
MSCI ACWI ex-USA Index | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Moderate Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	21.51%
5 Years	rr_AverageAnnualReturnYear05	5.51%
10 Years	rr_AverageAnnualReturnYear10	4.97%
Bloomberg Barclays U.S. Aggregate Bond Index | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Conservative Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Bloomberg Barclays U.S. Aggregate Bond Index | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Growth Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Bloomberg Barclays U.S. Aggregate Bond Index | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Growth Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Bloomberg Barclays U.S. Aggregate Bond Index | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Moderate Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Bloomberg Barclays U.S. Aggregate Bond Index | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Conservative Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Bloomberg Barclays U.S. Aggregate Bond Index | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Growth Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Bloomberg Barclays U.S. Aggregate Bond Index | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Growth Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Bloomberg Barclays U.S. Aggregate Bond Index | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Moderate Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.75%
WealthBuilder Conservative Allocation Blended Index | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Conservative Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.54%	[31]
5 Years	rr_AverageAnnualReturnYear05	4.45%	[31]
10 Years	rr_AverageAnnualReturnYear10	5.30%	[31]
WealthBuilder Conservative Allocation Blended Index | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Conservative Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.54%	[32]
5 Years	rr_AverageAnnualReturnYear05	4.45%	[32]
10 Years	rr_AverageAnnualReturnYear10	5.30%	[32]
Wealthbuilder Moderate Balanced Blended Index | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Moderate Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	16.41%	[33]
5 Years	rr_AverageAnnualReturnYear05	5.81%	[33]
10 Years	rr_AverageAnnualReturnYear10	6.79%	[33]
Wealthbuilder Moderate Balanced Blended Index | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Moderate Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	16.41%	[34]
5 Years	rr_AverageAnnualReturnYear05	5.81%	[34]
10 Years	rr_AverageAnnualReturnYear10	6.79%	[34]
WealthBuilder Growth Balanced Blended Index | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Growth Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.29%	[35]
5 Years	rr_AverageAnnualReturnYear05	7.11%	[35]
10 Years	rr_AverageAnnualReturnYear10	8.22%	[35]
WealthBuilder Growth Balanced Blended Index | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Growth Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.29%	[36]
5 Years	rr_AverageAnnualReturnYear05	7.11%	[36]
10 Years	rr_AverageAnnualReturnYear10	8.22%	[36]
A | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Conservative Allocation Fund
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[37]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[38]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.06%	[38],[39]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	903
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,147
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,845
1 Year	rr_AverageAnnualReturnYear01	5.15%
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 10, 2017
A | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Equity Fund
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[40]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[41]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.03%	[41],[42]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 674
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	888
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,119
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,782
1 Year	rr_AverageAnnualReturnYear01	17.34%
5 Years	rr_AverageAnnualReturnYear05	6.66%
10 Years	rr_AverageAnnualReturnYear10	8.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 10, 2017
A | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Growth Allocation Fund
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[43]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[44]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.06%	[44],[45]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	901
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,143
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,835
1 Year	rr_AverageAnnualReturnYear01	13.96%
5 Years	rr_AverageAnnualReturnYear05	5.62%
10 Years	rr_AverageAnnualReturnYear10	7.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 10, 2017
A | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Growth Balanced Fund
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[46]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[47]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.07%	[47],[48]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 678
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	898
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,816
1 Year	rr_AverageAnnualReturnYear01	11.07%
5 Years	rr_AverageAnnualReturnYear05	4.58%
10 Years	rr_AverageAnnualReturnYear10	6.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 10, 2017
A | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Moderate Balanced Fund
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[49]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[50]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.08%	[50],[51]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 679
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	903
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,145
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,836
1 Year	rr_AverageAnnualReturnYear01	7.93%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10	4.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 10, 2017
C | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Conservative Allocation Fund
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%	[38]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.81%	[38],[39]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 284
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	580
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,176
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	580
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,176
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class C as of 12/31 each year2(Returns do not reflect sales charges and would be lower if they did)
Annual Return 2010	rr_AnnualReturn2010	8.22%
Annual Return 2011	rr_AnnualReturn2011	0.62%
Annual Return 2012	rr_AnnualReturn2012	6.55%
Annual Return 2013	rr_AnnualReturn2013	4.18%
Annual Return 2014	rr_AnnualReturn2014	2.19%
Annual Return 2015	rr_AnnualReturn2015	(1.81%)
Annual Return 2016	rr_AnnualReturn2016	3.48%
Annual Return 2017	rr_AnnualReturn2017	6.27%
Annual Return 2018	rr_AnnualReturn2018	(4.35%)
Annual Return 2019	rr_AnnualReturn2019	10.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of June 30, 2020 is +3.55%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.55%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: March 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.49%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: September 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.84%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: March 31, 2019+5.49%Lowest Quarter: September 30, 2011-4.84%Year-to-date total return as of June 30, 2020 is +3.55%
1 Year	rr_AverageAnnualReturnYear01	9.72%
5 Years	rr_AverageAnnualReturnYear05	2.72%
10 Years	rr_AverageAnnualReturnYear10	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
C | After Taxes on Distributions | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Conservative Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.95%
5 Years	rr_AverageAnnualReturnYear05	1.61%
10 Years	rr_AverageAnnualReturnYear10	2.47%
C | After Taxes on Distributions and Sales | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Conservative Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.39%
5 Years	rr_AverageAnnualReturnYear05	1.83%
10 Years	rr_AverageAnnualReturnYear10	2.47%
C | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Equity Fund
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[41]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.78%	[41],[42]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 281
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	564
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	973
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,114
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	181
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	564
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	973
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,114
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class C as of 12/31 each year2(Returns do not reflect sales charges and would be lower if they did)
Annual Return 2010	rr_AnnualReturn2010	15.95%
Annual Return 2011	rr_AnnualReturn2011	(4.69%)
Annual Return 2012	rr_AnnualReturn2012	14.45%
Annual Return 2013	rr_AnnualReturn2013	26.04%
Annual Return 2014	rr_AnnualReturn2014	3.25%
Annual Return 2015	rr_AnnualReturn2015	(1.30%)
Annual Return 2016	rr_AnnualReturn2016	6.40%
Annual Return 2017	rr_AnnualReturn2017	23.16%
Annual Return 2018	rr_AnnualReturn2018	(10.29%)
Annual Return 2019	rr_AnnualReturn2019	23.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of June 30, 2020 is +1.18%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.18%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: March 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.27%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: September 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.23%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: March 31, 2012+14.27%Lowest Quarter: September 30, 2011-17.23%Year-to-date total return as of June 30, 2020 is +1.18%
1 Year	rr_AverageAnnualReturnYear01	22.49%
5 Years	rr_AverageAnnualReturnYear05	7.46%
10 Years	rr_AverageAnnualReturnYear10	8.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1997
C | After Taxes on Distributions | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Equity Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	23.36%
5 Years	rr_AverageAnnualReturnYear05	5.78%
10 Years	rr_AverageAnnualReturnYear10	8.10%
C | After Taxes on Distributions and Sales | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Equity Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.00%
5 Years	rr_AverageAnnualReturnYear05	5.69%
10 Years	rr_AverageAnnualReturnYear10	7.27%
C | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Growth Allocation Fund
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[44]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.81%	[44],[45]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 284
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	578
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	997
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,166
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	578
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	997
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,166
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class C as of 12/31 each year2(Returns do not reflect sales charges and would be lower if they did)
Annual Return 2010	rr_AnnualReturn2010	15.25%
Annual Return 2011	rr_AnnualReturn2011	(6.00%)
Annual Return 2012	rr_AnnualReturn2012	14.51%
Annual Return 2013	rr_AnnualReturn2013	23.69%
Annual Return 2014	rr_AnnualReturn2014	3.19%
Annual Return 2015	rr_AnnualReturn2015	(1.57%)
Annual Return 2016	rr_AnnualReturn2016	6.48%
Annual Return 2017	rr_AnnualReturn2017	18.82%
Annual Return 2018	rr_AnnualReturn2018	(8.72%)
Annual Return 2019	rr_AnnualReturn2019	20.27%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of June 30, 2020 is +1.46%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.46%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: March 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.97%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: September 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.96%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: March 31, 2012+13.97%Lowest Quarter: September 30, 2011-17.96%Year-to-date total return as of June 30, 2020 is +1.46%
1 Year	rr_AverageAnnualReturnYear01	19.27%
5 Years	rr_AverageAnnualReturnYear05	6.45%
10 Years	rr_AverageAnnualReturnYear10	8.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
C | After Taxes on Distributions | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Growth Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.09%
5 Years	rr_AverageAnnualReturnYear05	4.45%
10 Years	rr_AverageAnnualReturnYear10	6.80%
C | After Taxes on Distributions and Sales | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Growth Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.11%
5 Years	rr_AverageAnnualReturnYear05	4.76%
10 Years	rr_AverageAnnualReturnYear10	6.33%
C | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Growth Balanced Fund
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[47]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.82%	[47],[48]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 285
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	575
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	989
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,147
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	575
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	989
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,147
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class C as of 12/31 each year2(Returns do not reflect sales charges and would be lower if they did)
Annual Return 2010	rr_AnnualReturn2010	13.89%
Annual Return 2011	rr_AnnualReturn2011	(4.61%)
Annual Return 2012	rr_AnnualReturn2012	13.16%
Annual Return 2013	rr_AnnualReturn2013	19.14%
Annual Return 2014	rr_AnnualReturn2014	3.14%
Annual Return 2015	rr_AnnualReturn2015	(1.54%)
Annual Return 2016	rr_AnnualReturn2016	5.94%
Annual Return 2017	rr_AnnualReturn2017	14.80%
Annual Return 2018	rr_AnnualReturn2018	(7.24%)
Annual Return 2019	rr_AnnualReturn2019	16.98%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of June 30, 2020 is +2.34%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.34%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: March 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.06%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: September 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.62%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: March 31, 2012+12.06%Lowest Quarter: September 30, 2011-15.62%Year-to-date total return as of June 30, 2020 is +2.34%
1 Year	rr_AverageAnnualReturnYear01	15.98%
5 Years	rr_AverageAnnualReturnYear05	5.38%
10 Years	rr_AverageAnnualReturnYear10	6.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1997
C | After Taxes on Distributions | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Growth Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	16.65%
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	5.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1997
C | After Taxes on Distributions and Sales | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Growth Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.14%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	5.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1997
C | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Moderate Balanced Fund
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[50]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.83%	[50],[51]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 286
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	580
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	999
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,168
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	580
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	999
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,168
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class C as of 12/31 each year2(Returns do not reflect sales charges and would be lower if they did)
Annual Return 2010	rr_AnnualReturn2010	10.73%
Annual Return 2011	rr_AnnualReturn2011	(1.80%)
Annual Return 2012	rr_AnnualReturn2012	9.51%
Annual Return 2013	rr_AnnualReturn2013	11.23%
Annual Return 2014	rr_AnnualReturn2014	2.63%
Annual Return 2015	rr_AnnualReturn2015	(1.46%)
Annual Return 2016	rr_AnnualReturn2016	4.82%
Annual Return 2017	rr_AnnualReturn2017	10.42%
Annual Return 2018	rr_AnnualReturn2018	(5.67%)
Annual Return 2019	rr_AnnualReturn2019	13.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of June 30, 2020 is +2.91%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.91%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: March 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.80%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: September 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.93%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: March 31, 2012+7.80%Lowest Quarter: September 30, 2011-9.93%Year-to-date total return as of June 30, 2020 is +2.91%
1 Year	rr_AverageAnnualReturnYear01	12.72%
5 Years	rr_AverageAnnualReturnYear05	4.11%
10 Years	rr_AverageAnnualReturnYear10	5.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
C | After Taxes on Distributions | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Moderate Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.90%
5 Years	rr_AverageAnnualReturnYear05	2.57%
10 Years	rr_AverageAnnualReturnYear10	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
C | After Taxes on Distributions and Sales | WealthBuilder Funds - Retail 10.1 | Wells Fargo WealthBuilder Moderate Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.35%
5 Years	rr_AverageAnnualReturnYear05	2.89%
10 Years	rr_AverageAnnualReturnYear10	3.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
Institutional | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Conservative Allocation Fund
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[52]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.73%	[52],[53]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	244
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 961
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class as of 12/31 each year1
Annual Return 2010	rr_AnnualReturn2010	8.22%
Annual Return 2012	rr_AnnualReturn2012	6.55%
Annual Return 2014	rr_AnnualReturn2014	2.19%
Annual Return 2016	rr_AnnualReturn2016	3.48%
Annual Return 2018	rr_AnnualReturn2018	(3.43%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of June 30, 2020 is +4.15%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.15%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.67%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.84%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: March 31, 2019+5.67%Lowest Quarter: September 30, 2011-4.84%Year-to-date total return as of June 30, 2020 is +4.15%
1 Year	rr_AverageAnnualReturnYear01	11.83%
5 Years	rr_AverageAnnualReturnYear05	3.26%
10 Years	rr_AverageAnnualReturnYear10	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2018
Institutional | After Taxes on Distributions | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Conservative Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.60%
5 Years	rr_AverageAnnualReturnYear05	1.93%
10 Years	rr_AverageAnnualReturnYear10	2.63%
Institutional | After Taxes on Distributions and Sales | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Conservative Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.08%
5 Years	rr_AverageAnnualReturnYear05	2.15%
10 Years	rr_AverageAnnualReturnYear10	2.64%
Institutional | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Equity Fund
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%	[54]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[54],[55]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	228
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	399
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 893
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class as of 12/31 each year1
Annual Return 2010	rr_AnnualReturn2010	15.95%
Annual Return 2012	rr_AnnualReturn2012	14.45%
Annual Return 2014	rr_AnnualReturn2014	3.25%
Annual Return 2016	rr_AnnualReturn2016	6.40%
Annual Return 2018	rr_AnnualReturn2018	(9.45%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of June 30, 2020 is +1.76%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.76%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: March 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.27%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: September 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.23%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: March 31, 2012+14.27%Lowest Quarter: September 30, 2011-17.23%Year-to-date total return as of June 30, 2020 is +1.76%
1 Year	rr_AverageAnnualReturnYear01	24.83%
5 Years	rr_AverageAnnualReturnYear05	8.03%
10 Years	rr_AverageAnnualReturnYear10	9.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2018
Institutional | After Taxes on Distributions | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Equity Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	24.38%
5 Years	rr_AverageAnnualReturnYear05	6.22%
10 Years	rr_AverageAnnualReturnYear10	8.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2018
Institutional | After Taxes on Distributions and Sales | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Equity Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	15.03%
5 Years	rr_AverageAnnualReturnYear05	6.11%
10 Years	rr_AverageAnnualReturnYear10	7.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2018
Institutional | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Growth Allocation Fund
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[56]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.73%	[56],[57]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	242
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	424
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 950
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class as of 12/31 each year1
Annual Return 2010	rr_AnnualReturn2010	15.25%
Annual Return 2012	rr_AnnualReturn2012	14.51%
Annual Return 2014	rr_AnnualReturn2014	3.19%
Annual Return 2016	rr_AnnualReturn2016	6.48%
Annual Return 2018	rr_AnnualReturn2018	(7.94%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of June 30, 2020 is +2.05%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.05%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: March 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.97%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: September 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.96%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: March 31, 2012+13.97%Lowest Quarter: September 30, 2011-17.96%Year-to-date total return as of June 30, 2020 is +2.05%
1 Year	rr_AverageAnnualReturnYear01	21.25%
5 Years	rr_AverageAnnualReturnYear05	6.95%
10 Years	rr_AverageAnnualReturnYear10	8.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2018
Institutional | After Taxes on Distributions | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Growth Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.70%
5 Years	rr_AverageAnnualReturnYear05	4.62%
10 Years	rr_AverageAnnualReturnYear10	6.88%
Institutional | After Taxes on Distributions and Sales | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Growth Allocation Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.90%
5 Years	rr_AverageAnnualReturnYear05	5.03%
10 Years	rr_AverageAnnualReturnYear10	6.47%
Institutional | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Growth Balanced Fund
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[58]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.74%	[58],[59]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	239
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	416
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 929
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class as of 12/31 each year1
Annual Return 2010	rr_AnnualReturn2010	13.89%
Annual Return 2012	rr_AnnualReturn2012	13.16%
Annual Return 2014	rr_AnnualReturn2014	3.14%
Annual Return 2016	rr_AnnualReturn2016	5.94%
Annual Return 2018	rr_AnnualReturn2018	(6.56%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of June 30, 2020 is +2.88%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.88%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: March 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.06%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: September 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.62%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: March 31, 2012+12.06%Lowest Quarter: September 30, 2011-15.62%Year-to-date total return as of June 30, 2020 is +2.88%
1 Year	rr_AverageAnnualReturnYear01	18.27%
5 Years	rr_AverageAnnualReturnYear05	5.92%
10 Years	rr_AverageAnnualReturnYear10	7.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2018
Institutional | After Taxes on Distributions | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Growth Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.49%
5 Years	rr_AverageAnnualReturnYear05	3.76%
10 Years	rr_AverageAnnualReturnYear10	5.95%
Institutional | After Taxes on Distributions and Sales | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Growth Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.04%
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	5.57%
Institutional | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Moderate Balanced Fund
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[60]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[60],[61]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	244
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	426
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 952
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class as of 12/31 each year1
Annual Return 2010	rr_AnnualReturn2010	10.73%
Annual Return 2012	rr_AnnualReturn2012	9.51%
Annual Return 2014	rr_AnnualReturn2014	2.63%
Annual Return 2016	rr_AnnualReturn2016	4.82%
Annual Return 2018	rr_AnnualReturn2018	(4.83%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of June 30, 2020 is +3.45%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.45%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: March 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.80%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: September 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.93%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: March 31, 2012+7.80%Lowest Quarter: September 30, 2011-9.93%Year-to-date total return as of June 30, 2020 is +3.45%
1 Year	rr_AverageAnnualReturnYear01	14.90%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2018
Institutional | After Taxes on Distributions | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Moderate Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.60%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	4.05%
Institutional | After Taxes on Distributions and Sales | WealthBuilder Funds - Institutional 10.1 | Wells Fargo WealthBuilder Moderate Balanced Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.13%
5 Years	rr_AverageAnnualReturnYear05	3.16%
10 Years	rr_AverageAnnualReturnYear10	3.97%

[1]	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.
[2]	Historical performance for the Class A shares prior to their inception reflects the performance of the class C shares and includes the higher expenses applicable to Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.
[3]	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.
[4]	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.
[5]	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.
[6]	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.
[7]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
[8]	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.
[9]	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.
[10]	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.
[11]	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.
[12]	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.
[13]	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.
[14]	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.
[15]	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.
[16]	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.
[17]	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.
[18]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.
[19]	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.
[20]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.
[21]	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.
[22]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.
[23]	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.
[24]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.
[25]	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.
[26]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.
[27]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Growth Allocation Blended Index is composed 56% of the Russell 3000® Index, 24% of the MSCI ACWI ex USA Index (Net), and 20% of the Bloomberg Barclays U.S. Aggregate Bond Index. Effective on or about November 2, 2020, the index will be renamed the Spectrum Growth Blended Index, and will be composed of 40% of the Russell 3000® Index, 17% of the MSCI ACWI ex USA Index (Net), 15% of the Bloomberg Barclays U.S. Aggregate Bond Index, 14% of the ICE BofA U.S. High Yield Constrained Index, and 14% of the Bloomberg Barclays U.S. TIPS Index. You cannot invest directly in an index.
[28]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Growth Allocation Blended Index is composed 56% of the Russell 3000® Index, 24% of the MSCI ACWI ex USA Index (Net), and 20% of the Bloomberg Barclays U.S. Aggregate Bond Index. Effective on or about November 2, 2020, the index will be renamed the Spectrum Growth Blended Index, and will be composed of 40% of the Russell 3000® Index, 17% of the MSCI ACWI ex USA Index (Net), 15% of the Bloomberg Barclays U.S. Aggregate Bond Index, 14% of the ICE BofA U.S. High Yield Constrained Index, and 14% of the Bloomberg Barclays U.S. TIPS Index. You cannot invest directly in an index.
[29]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Equity Blended Index is composed 70% of the Russell 3000® Index and 30% of the MSCI ACWI ex USA Index (Net). Effective on or about November 2, 2020, the index will be renamed the Spectrum Aggressive Growth Blended Index. You cannot invest directly in an index.
[30]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Equity Blended Index is composed 70% of the Russell 3000® Index and 30% of the MSCI ACWI ex USA Index (Net). Effective on or about November 2, 2020, the index will be renamed the Spectrum Aggressive Growth Blended Index. You cannot invest directly in an index.
[31]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Conservative Allocation Blended Index is composed 80% of the Bloomberg Barclays U.S. Aggregate Bond Index, 14% of the Russell 3000® Index, and 6% of the MSCI ACWI ex USA Index (Net). Effective on or about November 2, 2020, the index will be renamed the Spectrum Income Allocation Blended Index, and will be composed of 65% of the Bloomberg Barclays U.S. Aggregate Bond Index, 15% of the ICE BofA U.S. High Yield Constrained Index, 10% of the Bloomberg Barclays U.S. TIPS Index, 7% of the Russell 3000® Index, and 3% of the MSCI ex USA Index (Net). You cannot invest directly in an index.
[32]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Conservative Allocation Blended Index is composed 80% of the Bloomberg Barclays U.S. Aggregate Bond Index, 14% of the Russell 3000® Index, and 6% of the MSCI ACWI ex USA Index (Net). Effective on or about November 2, 2020, the index will be renamed the Spectrum Income Allocation Blended Index, and will be composed of 65% of the Bloomberg Barclays U.S. Aggregate Bond Index, 15% of the ICE BofA U.S. High Yield Constrained Index, 10% of the Bloomberg Barclays U.S. TIPS Index, 7% of the Russell 3000® Index, and 3% of the MSCI ex USA Index (Net). You cannot invest directly in an index.
[33]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Moderate Balanced Blended Index is composed 60% of the Bloomberg Barclays U.S. Aggregate Bond Index, 28% of the Russell 3000® Index, and 12% of the MSCI ACWI ex USA Index (Net). ). Effective on or about November 2, 2020, the index will be renamed the Spectrum Conservative Growth Blended Index, and will be composed of 41% of the of the Bloomberg Barclays U.S. Aggregate Bond Index, 20% of the Russell 3000® Index, 15% of the ICE BofA U.S. High Yield Constrained Index, 15% of the Bloomberg Barclays U.S. TIPS Index and 9% of the MSCI ACWI ex USA Index (Net). You cannot invest directly in an index.
[34]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Moderate Balanced Blended Index is composed 60% of the Bloomberg Barclays U.S. Aggregate Bond Index, 28% of the Russell 3000® Index, and 12% of the MSCI ACWI ex USA Index (Net). ). Effective on or about November 2, 2020, the index will be renamed the Spectrum Conservative Growth Blended Index, and will be composed of 41% of the of the Bloomberg Barclays U.S. Aggregate Bond Index, 20% of the Russell 3000® Index, 15% of the ICE BofA U.S. High Yield Constrained Index, 15% of the Bloomberg Barclays U.S. TIPS Index and 9% of the MSCI ACWI ex USA Index (Net). You cannot invest directly in an index.
[35]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Growth Balanced Blended Index is composed 42% of the Russell 3000® Index, 40% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 18% of the MSCI ACWI ex USA Index (Net). Effective on or about November 2, 2020, the index will be renamed the Spectrum Moderate Growth Blended Index, and will be composed of 32% of the Russell 3000® Index, 26% of the Bloomberg Barclays U.S. Aggregate Bond Index, 14% of the MSCI ACWI ex USA Index (Net), 14% of the ICE BofA U.S. High Yield Constrained Index, and 14% of the Bloomberg Barclays U.S. TIPS Index. You cannot invest directly in an index.
[36]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Growth Balanced Blended Index is composed 42% of the Russell 3000® Index, 40% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 18% of the MSCI ACWI ex USA Index (Net). Effective on or about November 2, 2020, the index will be renamed the Spectrum Moderate Growth Blended Index, and will be composed of 32% of the Russell 3000® Index, 26% of the Bloomberg Barclays U.S. Aggregate Bond Index, 14% of the MSCI ACWI ex USA Index (Net), 14% of the ICE BofA U.S. High Yield Constrained Index, and 14% of the Bloomberg Barclays U.S. TIPS Index. You cannot invest directly in an index.
[37]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[38]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
[39]	The Manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.75% for Class A, and 1.50% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[40]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[41]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
[42]	The Manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.75% for Class A, and 1.50% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[43]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[44]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
[45]	The Manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.75% for Class A, and 1.50% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[46]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[47]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
[48]	The Manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.75% for Class A, and 1.50% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[49]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[50]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
[51]	The Manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.75% for Class A, and 1.50% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[52]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
[53]	The Manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[54]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
[55]	The Manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.42% for Institutional Class . Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[56]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
[57]	The Manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[58]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
[59]	The Manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[60]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
[61]	The Manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.